TRADE PAYABLES AND ACCRUED LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2017
TRADE PAYABLES AND ACCRUED LIABILITIES
Summary of trade payables and accrued liabilities
	December 31, 2017	December 31, 2016
Trade payables	813	133
Amounts due to related parties (Note 11)	42	2
Accrued liabilities	114	46

	969	181